Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000159801 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[1]
C000159801 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000159801 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[1]
C000159801 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[1]
C000159801 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[1]
C000159801 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
C000159801 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000159801 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000159801 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000159801 [Member] | Gathering Processing [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
C000159802 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[2]
C000159802 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
C000159802 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[2]
C000159802 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[2]
C000159802 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[2]
C000159802 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[2]
C000159802 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000159802 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[2]
C000159802 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[2]
C000159802 [Member] | Gathering Processing [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[2]
C000159803 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[3]
C000159803 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000159803 [Member] | Common Stocks And MLP Interests [Member]
Holdings [Line Items]
Percent of Total Investments	98.00%	[3]
C000159803 [Member] | Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%	[3]
C000159803 [Member] | Natural Gas Pipelines [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[3]
C000159803 [Member] | Liquefied Natural Gas [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[3]
C000159803 [Member] | Electric LDC And Power [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[3]
C000159803 [Member] | Petroleum Transportation And Storage [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000159803 [Member] | Downstream Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000159803 [Member] | Gathering Processing [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[3]
C000206132 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[4]
C000206132 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[4]
C000206132 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[4]
C000206132 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[4]
C000206132 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000206132 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[4]
C000206132 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[4]
C000206132 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(20.00%)	[4]
C000206132 [Member] | Consumer Discretionary Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[4]
C000206132 [Member] | Industrials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[4]
C000206132 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(3.00%)	[4]
C000206132 [Member] | Information Technology Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(4.00%)	[4]
C000206132 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	120.00%	[4]
C000206132 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[4]
C000206132 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[4]
C000206133 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[5]
C000206133 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[5]
C000206133 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[5]
C000206133 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[5]
C000206133 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[5]
C000206133 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[5]
C000206133 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000206133 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(20.00%)	[5]
C000206133 [Member] | Consumer Discretionary Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[5]
C000206133 [Member] | Industrials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[5]
C000206133 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(3.00%)	[5]
C000206133 [Member] | Information Technology Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(4.00%)	[5]
C000206133 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	120.00%	[5]
C000206133 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[5]
C000206133 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[5]
C000206134 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[6]
C000206134 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[6]
C000206134 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000206134 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[6]
C000206134 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000206134 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[6]
C000206134 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[6]
C000206134 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(20.00%)	[6]
C000206134 [Member] | Consumer Discretionary Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[6]
C000206134 [Member] | Industrials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[6]
C000206134 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(3.00%)	[6]
C000206134 [Member] | Information Technology Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(4.00%)	[6]
C000206134 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	120.00%	[6]
C000206134 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[6]
C000206134 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[6]
C000206130 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[7]
C000206130 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[7]
C000206130 [Member] | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[7]
C000206130 [Member] | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[7]
C000206130 [Member] | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[7]
C000206130 [Member] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[7]
C000206130 [Member] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[7]
C000206130 [Member] | Securities Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	(20.00%)	[7]
C000206130 [Member] | Consumer Discretionary Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[7]
C000206130 [Member] | Industrials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(6.00%)	[7]
C000206130 [Member] | Financials Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(3.00%)	[7]
C000206130 [Member] | Information Technology Securities [Member]
Holdings [Line Items]
Percent of Total Investments	(4.00%)	[7]
C000206130 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	120.00%	[7]
C000206130 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	(1.00%)	[7]
C000206130 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[7]

[1]	Percentage of total investments as of April 30, 2025.
[2]	Percentage of total investments as of April 30, 2025.
[3]	Percentage of total investments as of April 30, 2025.
[4]	Percentage of total investments as of April 30, 2025.
[5]	Percentage of total investments as of April 30, 2025.
[6]	Percentage of total investments as of April 30, 2025.
[7]	Percentage of total investments as of April 30, 2025.